Shareholder Report, Holdings (Details)	May 31, 2026
C000248655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248655 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248655 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248655 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.40%)
C000248655 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	114.50%
C000250280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000250280 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250280 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000250280 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000250280 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
C000250354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000250354 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000250354 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000250354 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.10%)
C000250354 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	118.90%
C000251231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251231 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000251231 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000251231 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.40%)
C000251231 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.10%
C000252052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252052 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000252052 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
C000252052 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.10%
C000252053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252053 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000252053 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252053 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)
C000252053 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.60%
C000252245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252245 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000252245 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252245 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.00%)
C000252245 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	116.20%
C000252246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252246 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000252246 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252246 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.60%)
C000252246 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.60%
C000252247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252247 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000252247 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252247 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.00%)
C000252247 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	115.40%
C000252364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252364 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000252364 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252364 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.60%)
C000252364 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.80%
C000252365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252365 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000252365 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252365 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.30%)
C000252365 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.80%
C000252366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252366 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000252366 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252366 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.00%)
C000252366 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	112.50%
C000252370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252370 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000252370 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252370 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000252370 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.90%
C000252371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252371 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000252371 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000252371 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000252371 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.80%
C000252372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252372 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000252372 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252372 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000252372 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C000254273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254273 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000254273 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254273 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000254273 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.40%
C000254274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254274 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000254274 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254274 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)
C000254274 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.40%
C000254275 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254275 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254275 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254275 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.70%)
C000254275 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.80%
C000254276 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254276 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000254276 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254276 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C000254276 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.80%
C000254277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254277 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000254277 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254277 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
C000254277 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.00%
C000254278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254278 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000254278 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254278 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
C000254278 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.80%
C000254279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254279 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000254279 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254279 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)
C000254279 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.30%
C000254587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254587 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000254587 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254587 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000254587 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.60%
C000254589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254589 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254589 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254589 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000254589 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.90%
C000255841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000255841 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255841 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000255841 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.30%)
C000255841 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	112.40%
C000260997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000260997 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000260997 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000260997 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(24.50%)
C000260997 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	124.20%
C000261392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000261392 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000261392 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000261392 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000261996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000261996 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000261996 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000261996 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.10%)
C000261996 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	115.90%
C000263943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263943 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000263943 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000263943 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
C000263943 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.40%
C000263944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263944 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000263944 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000263944 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.00%)
C000263944 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	114.10%
C000263945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263945 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263945 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000263945 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.80%)
C000263945 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	118.70%
C000263946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263946 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000263946 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000263946 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.30%)
C000263946 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.70%
C000263950 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263950 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263950 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000263950 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(90.30%)
C000263950 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	189.30%
C000263951 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263951 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000263951 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000263951 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(88.50%)
C000263951 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	187.70%
C000263952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263952 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000263952 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000263952 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(100.10%)
C000263952 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	199.50%
C000272279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000272279 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000272279 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000272279 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000272281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000272281 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000272281 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000272281 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000272535 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000272535 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000272535 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000272535 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%